SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) building segment	Dec. 31, 2022 USD ($) building segment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Aug. 07, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)
Significant Accounting Policies [Line Items]
Net loss	¥ (85,233)	$ (12,357)	¥ 475,780	¥ 771,193
Total shareholders deficit	1,506,681		1,592,420	1,139,269					¥ 403,064
Net cash provided by/(used in) operating activities	(27,528)	$ (3,992)	8,610	(108,821)
Deferred revenue liability			1,370,448	1,221,729
Restricted cash	¥ 17,730		255	38,369			$ 2,571
Number of office buildings | building	2	2
Cash, cash equivalents, time deposits and restricted time deposits	¥ 380,472		430,401
Impairment of long-lived assets	0
Aggregate price	102,800
Carrying amount	122,834		299,441				$ 17,809
Impairment loss	11,600
Goodwill Impairment	0		0
Deferred revenue	1,702,661		2,024,852
Deferred income tax (benefit) expense	873	$ 127	101,220	(42,431)
Revenue expected to be recognized on these contracts	14,051
Advertising costs	175,648		229,571	297,484
Net revenues	2,468,074	357,837	2,386,520	1,897,883
Contributions to employee benefits	133,013		133,012	53,750
Carrying value of office buildings pledged for the loan								¥ 95
Research and development expenses	¥ 72,028	$ 10,443	106,098	100,466
Number of operating segments | segment	2	2
Office building in Beijing
Significant Accounting Policies [Line Items]
Aggregate price	¥ 102,800
Agreed consideration	93,000
Deposits revived	18,600
Carrying amount	95,000
Office building in Qingdao
Significant Accounting Policies [Line Items]
Aggregate price	24,600
Agreed consideration	26,100
Deposits revived	200
Carrying amount	23,100
Subsequent event
Significant Accounting Policies [Line Items]
Revenue expected to be recognized on these contracts					¥ 7,360	¥ 6,691
Grant
Significant Accounting Policies [Line Items]
Net revenues	6,741		3,760	¥ 4,735
PRC | RMB Denominated Bank Deposits
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	377,040		405,296
PRC | US Dollar Denominated Bank Deposits
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	743		1,234
Hong Kong | RMB Denominated Bank Deposits
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	797		409
Hong Kong | US Dollar Denominated Bank Deposits
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	574		22,001
Hong Kong | HK Dollar Denominated Bank Deposits
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	37		64
Hong Kong | CAD denominated bank deposits with financial institutions in HK SAR
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	2
US | US Dollar Denominated Bank Deposits
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	251		229
Taiwan | TWD Denominated Bank Deposit
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	184		1,035
Canada | CAD denominated bank deposits with financial institutions in HK SAR
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	¥ 844		¥ 133
Office buildings
Significant Accounting Policies [Line Items]
Useful life	45 years	45 years
Furniture
Significant Accounting Policies [Line Items]
Useful life	5 years	5 years
Minimum
Significant Accounting Policies [Line Items]
Business and Value Added Taxes	3.00%	3.00%
Contributions to employee benefits, percentage of salary	16.30%	16.30%
Minimum | Office equipment
Significant Accounting Policies [Line Items]
Useful life	3 years	3 years
Maximum
Significant Accounting Policies [Line Items]
Business and Value Added Taxes	13.00%	13.00%
Contributions to employee benefits, percentage of salary	26.50%	26.50%
Maximum | Office equipment
Significant Accounting Policies [Line Items]
Useful life	5 years	5 years